Other Income (Expenses), Net (Table)	12 Months Ended
Dec. 31, 2020
9. Other Income (Expenses), Net
Components of other income (expense), net
Other income (expenses), net consisted of the following:

For the	Year ended December 31
millions of Canadian dollars	2020	2019
Allowance for equity funds used during construction	$45	$21
Gain on sale of Emera Maine, net of transaction costs (1)	585	-
TECO Guatemala Holdings award (2)	49	-
Other	29	(9)
	$708	$12
(1) Refer to note 4 for further detail related to the gain on sale of Emera Maine.
(2) Refer to note 27 for further detail related to the TECO Guatemala Holdings award.